INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions with Affiliates, Accounted for by Equity Method

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Kyocera’s investments in affiliates	¥5,684	¥5,708
Kyocera’s trade receivables from affiliates	79	89

	Years ended March 31,
	2015	2016	2017
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥296	¥(746)	¥(1,210)
Kyocera’s sales to affiliates	273	252	716